T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
COMMON STOCKS 99.8%			Yum! Brands	118,396	10,809
					50,752
COMMUNICATION SERVICES 20.0%
			Internet & Direct Marketing Retail 17.8%
Entertainment 3.8%
			Alibaba Group Holding, ADR (1)	904,008	265,760
Electronic Arts (1)	10,620	1,385	Amazon.com (1)	203,276	640,061
Netflix (1)	252,264	126,139	Booking Holdings (1)	25,477	43,583
Sea, ADR (1)	328,674	50,629	Etsy (1)	54,900	6,678
Spotify Technology (1)	100,526	24,385	Trip.com Group, ADR (1)	20,640	643
		202,538			956,725
Interactive Media & Services 16.1%			Multiline Retail 1.2%
Alphabet, Class A (1)	39,242	57,513	Dollar General	316,406	66,325
Alphabet, Class C (1)	176,515	259,406	Dollar Tree (1)	4,997	456
Facebook, Class A (1)	1,355,804	355,085
Match Group (1)	386,535	42,770			66,781
Snap, Class A (1)	314,200	8,204	Specialty Retail 0.7%
Tencent Holdings (HKD)	2,077,700	140,335	Carvana (1)(2)	12,000	2,677
		863,313	Lowe's	19,661	3,261
Media 0.1%			Ross Stores	314,659	29,364
			TJX	30,102	1,675
Charter Communications, Class
A (1)	13,547	8,458			36,977
		8,458	Textiles, Apparel & Luxury Goods 1.2%
Total Communication Services		1,074,309	Lululemon Athletica (1)	105,289	34,679
CONSUMER DISCRETIONARY 21.9%			NIKE, Class B	214,478	26,926
Auto Components 0.0%					61,605
Aptiv	8,936	819	Total Consumer Discretionary		1,175,161
		819	ENERGY 0.0%
Automobiles 0.0%			Oil, Gas & Consumable Fuels 0.0%
Tesla (1)	3,500	1,502	Pioneer Natural Resources	11,523	991
		1,502	Total Energy		991
Hotels, Restaurants & Leisure 1.0%			FINANCIALS 2.7%
Chipotle Mexican Grill (1)	25,414	31,608	Capital Markets 2.1%
Domino's Pizza	8,100	3,445	Charles Schwab	143,554	5,201
Hilton Worldwide Holdings	12,449	1,062	Goldman Sachs Group	124,680	25,057
Marriott International, Class A	22,588	2,091	Intercontinental Exchange	180,408	18,050
McDonald's	7,913	1,737	Morgan Stanley	307,929	14,888
			MSCI	20,000	7,135
			S&P Global	109,931	39,641
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

State Street	25,900	1,537	Life Sciences Tools & Services 1.3%
		111,509	Agilent Technologies	2,712	274
Insurance 0.6%			PPD (1)	126,374	4,675
Chubb	4,533	526	Thermo Fisher Scientific	145,897	64,416
Marsh & McLennan	90,035	10,327			69,365
Willis Towers Watson	114,216	23,851	Pharmaceuticals 0.3%
		34,704	Zoetis	102,732	16,989
Total Financials		146,213			16,989
HEALTH CARE 12.8%			Total Health Care		690,346
Biotechnology 2.0%			INDUSTRIALS & BUSINESS SERVICES 3.0%
AbbVie	4,605	403	Aerospace & Defense 0.0%
Incyte (1)	241,136	21,639	L3Harris Technologies	2,478	421
Seattle Genetics (1)	17,194	3,365	Northrop Grumman	1,982	625
Vertex Pharmaceuticals (1)	306,391	83,375
					1,046
		108,782
			Airlines 0.0%
Health Care Equipment & Supplies 4.2%
			United Airlines Holdings (1)	3,193	111
Align Technology (1)	1,581	518
Becton Dickinson & Company	5,008	1,165			111
Danaher	333,595	71,833	Building Products 0.1%
Edwards Lifesciences (1)	6,600	527	Johnson Controls International	64,600	2,639
Exact Sciences (1)	88,474	9,020			2,639
Intuitive Surgical (1)	108,570	77,035	Commercial Services & Supplies 0.3%
Stryker	322,621	67,224	Cintas	56,006	18,641
		227,322			18,641
Health Care Providers & Services 4.6%			Industrial Conglomerates 0.6%
Anthem	144,255	38,745	Honeywell International	2,110	347
Centene (1)	486,612	28,384	Roper Technologies	73,550	29,061
Cigna	360,001	60,988
HCA Healthcare	54,854	6,839			29,408
Humana	32,713	13,540	Machinery 0.2%
UnitedHealth Group	318,372	99,259	Fortive	162,751	12,403
		247,755	Parker-Hannifin	2,500	506
Health Care Technology 0.4%					12,909
GoodRx Holdings, Class A (1)	28,246	1,570	Professional Services 1.1%
Veeva Systems, Class A (1)	66,015	18,563	CoStar Group (1)	43,426	36,847
		20,133	Equifax	124,166	19,482

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

IHS Markit	15,238	1,196	Texas Instruments	71,650	10,231
		57,525			233,883
Road & Rail 0.7%			Software 15.9%
Canadian Pacific Railway	27,853	8,479	Atlassian, Class A (1)	65,406	11,890
Kansas City Southern	26,610	4,812	Coupa Software (1)(2)	12,100	3,318
Norfolk Southern	38,329	8,202	DocuSign (1)	124,954	26,895
Union Pacific	91,008	17,917	Intuit	319,117	104,099
		39,410	Microsoft	1,353,645	284,712
Total Industrials & Business Services		161,689	Paycom Software (1)	33,011	10,277
			salesforce.com (1)	523,011	131,443
INFORMATION TECHNOLOGY 38.8%			ServiceNow (1)	272,481	132,153
Electronic Equipment, Instruments & Components 0.1%			Snowflake, Class A (1)(2)	14,452	3,628
TE Connectivity	70,700	6,910	Splunk (1)	238,055	44,785
		6,910	Synopsys (1)	171,874	36,778
IT Services 13.7%			Workday, Class A (1)	204,992	44,100
			Zoom Video Communications,
ANT International, Class C,			Class A (1)	47,100	22,142
Acquisition Date: 6/7/18,
Cost: $6,963 (1)(3)(4)	1,241,204	11,221			856,220
Fidelity National Information			Technology Hardware, Storage & Peripherals 4.7%
Services	553,687	81,508
Fiserv (1)	582,846	60,062	Apple	2,171,812	251,517
Global Payments	532,137	94,497			251,517
Mastercard, Class A	433,505	146,599	Total Information Technology		2,085,876
PayPal Holdings (1)	715,694	141,013	MATERIALS 0.5%
Shopify, Class A (1)	8,238	8,427	Chemicals 0.5%
Twilio, Class A (1)	7,827	1,934
Visa, A Shares	830,267	166,029	Air Products & Chemicals	2,082	620
Wix.com (1)	102,242	26,056	Linde	70,930	16,890
			PPG Industries	8,600	1,050
		737,346	Sherwin-Williams	8,410	5,860
Semiconductors & Semiconductor Equipment 4.4%			Total Materials		24,420
Advanced Micro Devices (1)	537,200	44,045	UTILITIES 0.1%
Applied Materials	145,902	8,674
KLA	2,486	482	Multi-Utilities 0.1%
Lam Research	22,585	7,493	Sempra Energy	21,230	2,513
Marvell Technology Group	933,252	37,050	Total Utilities		2,513
Maxim Integrated Products	146,568	9,909	Total Common Stocks
NVIDIA	160,978	87,124	(Cost $2,480,713)		5,361,518
QUALCOMM	245,365	28,875

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

SHORT-TERM INVESTMENTS 0.4%			SECURITIES LENDING COLLATERAL 0.1%

MONEY MARKET FUNDS 0.4%			INVESTMENTS IN A POOLED ACCOUNT THROUGH
T. Rowe Price Government Reserve			SECURITIES LENDING PROGRAM WITH STATE STREET
Fund, 0.09% (5)(6)	23,874,897	23,875	BANK AND TRUST COMPANY 0.1%
Total Short-Term Investments			Short-Term Funds 0.1%
(Cost $23,875)		23,875	T. Rowe Price Short-Term Fund,
			0.13% (5)(6)	415,885	4,159
			Total Investments in a Pooled Account through
			Securities Lending Program with State Street
			Bank and Trust Company		4,159
			Total Securities Lending Collateral
			(Cost $4,159)		4,159

			Total Investments in Securities 100.3%
			(Cost $2,508,747)		$5,389,552
			Other Assets Less Liabilities (0.3)%		(14,792)
			Net Assets 100%		$5,374,760

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	All or a portion of this security is on loan at September 30, 2020.
(3)	Level 3 in fair value hierarchy.
(4)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $11,221 and represents 0.2% of net assets.
(5)	Seven-day yield
(6)	Affiliated Companies
ADR	American Depositary Receipts
HKD	Hong Kong Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$105
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$105+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	12/31/19	Cost		Cost	9/30/20
T. Rowe Price Government Reserve Fund	$19,532		¤	¤ $	23,875
T. Rowe Price Short-Term Fund	6,529		¤	¤	4,159
Total					$28,034^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+	Investment income comprised $105 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $28,034.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Large-Cap Core Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL LARGE-CAP CORE GROWTH FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$5,209,962$	140,335$	11,221$	5,361,518
Short-Term Investments	23,875	—	—	23,875
Securities Lending Collateral	4,159	—	—	4,159
Total	$5,237,996$	140,335$	11,221$	5,389,552